Exchanged/Held-For-Exchange Animal Health Business - Summary of Basic and Diluted Earnings Per Share for Held-for-Exchange Animal Health Business (Detail) - EUR (€)
€ / shares in Units, € in Millions, shares in Millions
12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of basic and diluted earnings per share for the exchanged/held-for-exchange Animal Health business [line items]
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	[1]	€ (13)	€ 4,643	[2],[3]	€ 314	[2],[3]
Average number of shares outstanding		1,247.1	1,256.9	[3]	1,286.6	[3]
Average number of shares after dilution		1,255.2	1,266.8	[3]	1,296.0	[3]
Basic earnings per share		€ 3.45	€ 6.70	[3]	€ 3.66	[3]
Diluted earnings per share		€ 3.43	€ 6.64	[3]	€ 3.63	[3]
Animal Health Business [member]
Disclosure of basic and diluted earnings per share for the exchanged/held-for-exchange Animal Health business [line items]
Net income/(loss) of the exchanged/held-for-exchange Animal Health business		€ (13)	€ 4,643		€ 314
Basic earnings per share		€ (0.01)	€ 3.69		€ 0.24
Diluted earnings per share		€ (0.01)	€ 3.67		€ 0.24

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); (see Notes D.2. and D.36.).
[2]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).